Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000150427 | 912797LU9_0.010000_2024-10-22
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000150427 | 912797LT2_0.010000_2024-10-15
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000150427 | 912797LJ4_0.010000_2024-09-24
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000150427 | 269442AB5
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000150427 | 912797LK1_0.010000_2024-10-01
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000150427 | 912797KZ9_0.010000_2024-08-27
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150427 | 705573AB9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150427 | 40171VAA8
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150427 | 632307AB0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150427 | 893830BW8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150427 | SectorU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000150427 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000150427 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000150427 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000150427 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000150427 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000150427 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000150427 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000150427 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000150427 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000150428 | 912797LU9_0.010000_2024-10-22
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000150428 | 912797LT2_0.010000_2024-10-15
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000150428 | 912797LJ4_0.010000_2024-09-24
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000150428 | 269442AB5
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000150428 | 912797LK1_0.010000_2024-10-01
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000150428 | 912797KZ9_0.010000_2024-08-27
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150428 | 705573AB9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150428 | 40171VAA8
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150428 | 632307AB0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150428 | 893830BW8
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150428 | SectorU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000150428 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000150428 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000150428 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000150428 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000150428 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000150428 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000150428 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000150428 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000150428 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000082231 | BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000082231 | ACI2GS5R8
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000082231 | 725147904
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000082231 | 30161N101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082231 | 126408103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082231 | 655844108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000082231 | 025537101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000082231 | B01BN5908
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082231 | B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082231 | B1FH8J905
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000082231 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000082231 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000082231 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000082231 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000082232 | BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000082232 | ACI2GS5R8
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000082232 | 725147904
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000082232 | 30161N101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082232 | 126408103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082232 | 655844108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000082232 | 025537101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000082232 | B01BN5908
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082232 | B1XH02900
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000082232 | B1FH8J905
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000082232 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000082232 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000082232 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000082232 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000058929 | 922908363
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000058929 | 921932505
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000058929 | 46434V886
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000058929 | 92206C847
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000058929 | 921932703
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000058929 | 78463X202
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000058929 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000058929 | 921910873
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000058929 | 464287515
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000058929 | 464287655
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000058929 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000058929 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	70.10%
C000058929 | SectorFixed-Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000058929 | SectorCommodity
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000058930 | 922908363
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000058930 | 921932505
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000058930 | 46434V886
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000058930 | 92206C847
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000058930 | 921932703
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000058930 | 78463X202
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000058930 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000058930 | 921910873
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000058930 | 464287515
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000058930 | 464287655
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000058930 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000058930 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	70.10%
C000058930 | SectorFixed-Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000058930 | SectorCommodity
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240316 | 697435AF2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240316 | 060505682
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240316 | 90353TAJ9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240316 | 780153BQ4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240316 | 538034AU3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240316 | 40637HAD1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240316 | 252131AK3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240316 | 682189AU9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240316 | 18915MAC1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240316 | 345370CZ1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240316 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000240316 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000240316 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000240316 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000240316 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240316 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000240316 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240316 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240316 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000240316 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240317 | 697435AF2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240317 | 060505682
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240317 | 90353TAJ9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240317 | 780153BQ4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240317 | 538034AU3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240317 | 40637HAD1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240317 | 252131AK3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240317 | 682189AU9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240317 | 18915MAC1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240317 | 345370CZ1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240317 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000240317 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000240317 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000240317 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000240317 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240317 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000240317 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240317 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240317 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000240317 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028367 | 573874104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028367 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028367 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028367 | 22822V101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028367 | 68389X105
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028367 | 91324P102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028367 | 45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028367 | 78409V104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028367 | 550021109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028367 | 94106L109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028367 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000028367 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028367 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028367 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000028367 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000028367 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028367 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028367 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028366 | 573874104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028366 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028366 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028366 | 22822V101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028366 | 68389X105
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028366 | 91324P102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028366 | 45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028366 | 78409V104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028366 | 550021109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028366 | 94106L109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028366 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000028366 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028366 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028366 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000028366 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000028366 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028366 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028366 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000134188 | 573874104
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000134188 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000134188 | 11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000134188 | 22822V101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000134188 | 68389X105
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134188 | 91324P102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000134188 | 45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134188 | 78409V104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134188 | 550021109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134188 | 94106L109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134188 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000134188 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134188 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000134188 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000134188 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000134188 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134188 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000134188 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028365 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028365 | 91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028365 | 45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028365 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000028365 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028365 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028365 | 235851102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028365 | 92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028365 | 38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028365 | 571748102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028365 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000028365 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000028365 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028365 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028365 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000028365 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028365 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028365 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028365 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028365 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028364 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028364 | 91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028364 | 45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028364 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000028364 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028364 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028364 | 235851102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028364 | 92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028364 | 38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028364 | 571748102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028364 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000028364 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000028364 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028364 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028364 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000028364 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028364 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028364 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028364 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028364 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134187 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000134187 | 91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134187 | 45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134187 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000134187 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134187 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000134187 | 235851102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000134187 | 92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134187 | 38141G104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000134187 | 571748102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134187 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000134187 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000134187 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000134187 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000134187 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000134187 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000134187 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000134187 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134187 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134187 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028363 | 464288513
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028363 | 097751CA7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028363 | 69007TAB0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028363 | 893830BX6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028363 | 17888HAB9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028363 | 42704LAA2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028363 | 68245XAH2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028363 | 053773BC0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028363 | 81180WBC4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028363 | 880779BA0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028363 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028363 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028363 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000028363 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000028363 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000028363 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000028363 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028363 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028363 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028363 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028362 | 464288513
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028362 | 097751CA7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000028362 | 69007TAB0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028362 | 893830BX6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028362 | 17888HAB9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028362 | 42704LAA2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028362 | 68245XAH2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028362 | 053773BC0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028362 | 81180WBC4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028362 | 880779BA0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028362 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028362 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028362 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000028362 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000028362 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000028362 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000028362 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028362 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028362 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028362 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000134186 | 464288513
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000134186 | 097751CA7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134186 | 69007TAB0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134186 | 893830BX6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134186 | 17888HAB9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134186 | 42704LAA2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000134186 | 68245XAH2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000134186 | 053773BC0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000134186 | 81180WBC4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134186 | 880779BA0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134186 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000134186 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000134186 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000134186 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000134186 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000134186 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000134186 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000134186 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000134186 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000134186 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000096533 | 91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000096533 | 91282CKJ9
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000096533 | 91282CKR1
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000096533 | 17327CAN3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096533 | 06051GFM6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096533 | 025816CG2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000096533 | 46647PBF2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096533 | 38141GXJ8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000096533 | 02665WEK3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096533 | 74333AAA8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096533 | SectorU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000096533 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096533 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096533 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096533 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096533 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000096533 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096533 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096533 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000096533 | SectorSovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096534 | 91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000096534 | 91282CKJ9
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000096534 | 91282CKR1
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000096534 | 17327CAN3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096534 | 06051GFM6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000096534 | 025816CG2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000096534 | 46647PBF2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000096534 | 38141GXJ8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000096534 | 02665WEK3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096534 | 74333AAA8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096534 | SectorU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	57.80%
C000096534 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096534 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096534 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096534 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000096534 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000096534 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096534 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096534 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000096534 | SectorSovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028371 | 85914M107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028371 | 860630102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028371 | 97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028371 | 759351604
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028371 | 11120U105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028371 | 194014502
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028371 | 91307C102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028371 | 388689101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028371 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028371 | 147448104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028371 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000028371 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000028371 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000028371 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028371 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000028371 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028371 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028371 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028371 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028371 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028370 | 85914M107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028370 | 860630102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028370 | 97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028370 | 759351604
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028370 | 11120U105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028370 | 194014502
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028370 | 91307C102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028370 | 388689101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028370 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028370 | 147448104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028370 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000028370 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000028370 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000028370 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000028370 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000028370 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028370 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028370 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028370 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028370 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000134190 | 85914M107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134190 | 860630102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134190 | 97650W108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134190 | 759351604
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134190 | 11120U105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134190 | 194014502
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134190 | 91307C102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134190 | 388689101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134190 | 25402D102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134190 | 147448104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134190 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000134190 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000134190 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000134190 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000134190 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000134190 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134190 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134190 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000134190 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000134190 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000220247 | 91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220247 | 45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220247 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000220247 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220247 | 235851102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220247 | 92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220247 | 032654105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220247 | G1151C101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220247 | 437076102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220247 | 808513105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220247 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000220247 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000220247 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000220247 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220247 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000220247 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220247 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220247 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220247 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220245 | 91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220245 | 45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000220245 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000220245 | 037833100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220245 | 235851102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220245 | 92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220245 | 032654105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220245 | G1151C101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220245 | 437076102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220245 | 808513105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220245 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000220245 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000220245 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000220245 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220245 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000220245 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220245 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220245 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220245 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231513 | 000899104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231513 | 15101Q207
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231513 | 58506Q109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231513 | 44951W106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231513 | 12008R107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231513 | 054540208
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231513 | 01973R101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231513 | 53263P105
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231513 | 204166102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231513 | 624756102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000231513 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000231513 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000231513 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000231513 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000231513 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231513 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231513 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231513 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231513 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231513 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231514 | 000899104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231514 | 15101Q207
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231514 | 58506Q109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231514 | 44951W106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231514 | 12008R107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231514 | 054540208
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231514 | 01973R101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231514 | 53263P105
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231514 | 204166102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231514 | 624756102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000231514 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000231514 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000231514 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000231514 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000231514 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231514 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231514 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231514 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231514 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231514 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231515 | 000899104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231515 | 15101Q207
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231515 | 58506Q109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231515 | 44951W106
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231515 | 12008R107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231515 | 054540208
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231515 | 01973R101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231515 | 53263P105
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231515 | 204166102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231515 | 624756102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000231515 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000231515 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000231515 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000231515 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000231515 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231515 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231515 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231515 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231515 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231515 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069022 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000069022 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000069022 | 45104G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069022 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069022 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069022 | 609962907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069022 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069022 | 89677Q107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069022 | 644085904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069022 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069022 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000069022 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069022 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000069022 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000069022 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000069022 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000069022 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069022 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069022 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069022 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069023 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000069023 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000069023 | 45104G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069023 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069023 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069023 | 609962907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069023 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069023 | 89677Q107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069023 | 644085904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069023 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069023 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000069023 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069023 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000069023 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000069023 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000069023 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000069023 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069023 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069023 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069023 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132106 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000132106 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000132106 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000132106 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132106 | 609962907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132106 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132106 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132106 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000132106 | 01609W102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132106 | ACI20RPQ7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000132106 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000132106 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132106 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000132106 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000132106 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000132106 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000132106 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000132106 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000132106 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132106 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000132107 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000132107 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000132107 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000132107 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000132107 | 609962907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132107 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132107 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132107 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000132107 | 01609W102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132107 | ACI20RPQ7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000132107 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000132107 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000132107 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000132107 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000132107 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000132107 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000132107 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000132107 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000132107 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132107 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000136816 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000136816 | 677172009
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136816 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000136816 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136816 | 609962907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136816 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136816 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136816 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136816 | 01609W102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136816 | ACI20RPQ7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136816 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000136816 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136816 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000136816 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000136816 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000136816 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000136816 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000136816 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000136816 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136816 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000156252 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000156252 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156252 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156252 | 796050888
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156252 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156252 | 649092905
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156252 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156252 | 722304102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156252 | 856552203
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156252 | 626073902
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156252 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000156252 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156252 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000156252 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000156252 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000156252 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000156252 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156252 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000156252 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156252 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000156253 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000156253 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156253 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156253 | 796050888
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156253 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156253 | 649092905
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156253 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156253 | 722304102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156253 | 856552203
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156253 | 626073902
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156253 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000156253 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156253 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000156253 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000156253 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000156253 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000156253 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156253 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000156253 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156253 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000156254 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000156254 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156254 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156254 | 796050888
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156254 | BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156254 | 649092905
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156254 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156254 | 722304102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156254 | 856552203
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156254 | 626073902
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156254 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000156254 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156254 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000156254 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000156254 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000156254 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000156254 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156254 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000156254 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156254 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028361 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028361 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028361 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028361 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028361 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028361 | 621808906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028361 | B92P9G909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028361 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028361 | B9N3SQ902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028361 | 232859900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028361 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000028361 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028361 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028361 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028361 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000028361 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028361 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028361 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028361 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028361 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028360 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028360 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028360 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028360 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028360 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028360 | 621808906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028360 | B92P9G909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028360 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028360 | B9N3SQ902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028360 | 232859900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028360 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000028360 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028360 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028360 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028360 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000028360 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028360 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028360 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000028360 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028360 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000134185 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000134185 | 645026907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134185 | 637248907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134185 | B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134185 | ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134185 | 621808906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134185 | B92P9G909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134185 | 732015904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134185 | B9N3SQ902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134185 | 232859900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134185 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000134185 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134185 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000134185 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000134185 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000134185 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000134185 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000134185 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000134185 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134185 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193735 | BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193735 | 725147904
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193735 | 126650100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193735 | G4863A108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193735 | ACI19ZTM7
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193735 | 681919106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193735 | 24906P109
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193735 | 093671105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193735 | 192446102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193735 | 17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193735 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000193735 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000193735 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000193735 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000193735 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000193735 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193735 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193735 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000193735 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193736 | BDR05C901
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193736 | 725147904
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193736 | 126650100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193736 | G4863A108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193736 | ACI19ZTM7
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193736 | 681919106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193736 | 24906P109
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193736 | 093671105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193736 | 192446102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193736 | 17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193736 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000193736 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000193736 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000193736 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000193736 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000193736 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193736 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193736 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000193736 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000135644 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135644 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000135644 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135644 | G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135644 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135644 | 79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135644 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135644 | ACI11TN03
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135644 | 567151907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135644 | 883556102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135644 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000135644 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000135644 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000135644 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000135644 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000135644 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000135644 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000135644 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135644 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000135645 | 023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135645 | 594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000135645 | 02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135645 | G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135645 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135645 | 79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135645 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135645 | ACI11TN03
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135645 | 567151907
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000135645 | 883556102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135645 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000135645 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000135645 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000135645 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000135645 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000135645 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000135645 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000135645 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135645 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000156255 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156255 | 856552203
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156255 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156255 | BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156255 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156255 | BYT814908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156255 | BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156255 | 21037X951
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156255 | 256135203
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156255 | 25675T958
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156255 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000156255 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000156255 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000156255 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000156255 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000156255 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156255 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156255 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156255 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156255 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156256 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156256 | 856552203
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156256 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156256 | BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156256 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156256 | BYT814908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156256 | BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156256 | 21037X951
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156256 | 256135203
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156256 | 25675T958
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156256 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000156256 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000156256 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000156256 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000156256 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000156256 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156256 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156256 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000156256 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156256 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028375 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028375 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028375 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028375 | B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028375 | 711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028375 | G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028375 | 642910004
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028375 | 867224958
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028375 | 663567907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028375 | BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028375 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000028375 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028375 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000028375 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000028375 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000028375 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028375 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028375 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028375 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028375 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028374 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028374 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028374 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028374 | B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028374 | 711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028374 | G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028374 | 642910004
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028374 | 867224958
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028374 | 663567907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028374 | BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028374 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000028374 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028374 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000028374 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000028374 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000028374 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028374 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028374 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028374 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028374 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000134191 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134191 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134191 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134191 | B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134191 | 711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134191 | G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134191 | 642910004
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134191 | 867224958
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134191 | 663567907
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134191 | BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000134191 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000134191 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000134191 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000134191 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000134191 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000134191 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134191 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000134191 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000134191 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134191 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028377 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028377 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028377 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028377 | BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028377 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028377 | B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028377 | 711038901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028377 | BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028377 | 079805909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028377 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028377 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000028377 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028377 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000028377 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028377 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000028377 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028377 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028377 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028377 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028377 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000028376 | 688910900
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028376 | BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028376 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028376 | BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028376 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028376 | B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028376 | 711038901
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028376 | BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028376 | 079805909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028376 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028376 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000028376 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000028376 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000028376 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028376 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000028376 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028376 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028376 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028376 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028376 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000207194 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000207194 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207194 | ACI11TN03
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207194 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000207194 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207194 | 040520009
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207194 | B119QG904
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207194 | 406141903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207194 | 484628904
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000207194 | B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000207194 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000207194 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000207194 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000207194 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000207194 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000207194 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000207194 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000207194 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000207192 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000207192 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207192 | ACI11TN03
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207192 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000207192 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207192 | 040520009
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207192 | B119QG904
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207192 | 406141903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207192 | 484628904
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000207192 | B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000207192 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000207192 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000207192 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000207192 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000207192 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000207192 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000207192 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000207192 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000207193 | 40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000207193 | 874039100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207193 | ACI11TN03
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207193 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000207193 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207193 | 040520009
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207193 | B119QG904
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207193 | 406141903
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207193 | 484628904
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000207193 | B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000207193 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000207193 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000207193 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000207193 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000207193 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000207193 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000207193 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000207193 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000028359 | B0SDJB907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028359 | BF4X3P902
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028359 | B0N8QD901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028359 | ACI23R5S2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028359 | 282388909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028359 | 724353909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028359 | 617149901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028359 | B0MBNC900
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028359 | BLF7T2907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028359 | 451361901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028359 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028359 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000028359 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000028359 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000028359 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000028359 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028359 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028359 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028359 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028359 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028358 | B0SDJB907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028358 | BF4X3P902
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028358 | B0N8QD901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028358 | ACI23R5S2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028358 | 282388909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028358 | 724353909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028358 | 617149901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028358 | B0MBNC900
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028358 | BLF7T2907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028358 | 451361901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028358 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000028358 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000028358 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000028358 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000028358 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000028358 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028358 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028358 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028358 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028358 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028379 | G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028379 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028379 | BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028379 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028379 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028379 | G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028379 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028379 | 572797900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028379 | BD4D94902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028379 | 401225909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028379 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000028379 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000028379 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000028379 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028379 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000028379 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028379 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028379 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028379 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028379 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028378 | G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028378 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028378 | BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028378 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028378 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028378 | G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028378 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028378 | 572797900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028378 | BD4D94902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028378 | 401225909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028378 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000028378 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000028378 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000028378 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028378 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000028378 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028378 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028378 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028378 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028378 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000134193 | G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134193 | 710889908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134193 | BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000134193 | ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134193 | B2B0DG904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134193 | G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134193 | G0403H108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134193 | 572797900
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134193 | BD4D94902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134193 | 401225909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134193 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000134193 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000134193 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000134193 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000134193 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000134193 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134193 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134193 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000134193 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134193 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000156258 | BYT814908
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156258 | 711038901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156258 | 194162103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156258 | 494368103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156258 | 742718109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156258 | 98389B100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156258 | 713448108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156258 | 931142103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156258 | 375558103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156258 | 666176003
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156258 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000156258 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000156258 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000156258 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000156258 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000156258 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156258 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156258 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000156258 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156258 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000156259 | BYT814908
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156259 | 711038901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156259 | 194162103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156259 | 494368103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156259 | 742718109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156259 | 98389B100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156259 | 713448108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156259 | 931142103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156259 | 375558103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156259 | 666176003
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156259 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000156259 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000156259 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000156259 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000156259 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000156259 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156259 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156259 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000156259 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156259 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000176375 | 22822V101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176375 | 464285204
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176375 | 46428Q109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176375 | 74340W103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176375 | 87612G101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176375 | 78410G104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176375 | 29444U700
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176375 | 03027X100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176375 | 053484101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176375 | 92276F100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176375 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000176375 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176375 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176375 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000176375 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176375 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176375 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000176375 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000176375 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176376 | 22822V101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176376 | 464285204
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176376 | 46428Q109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176376 | 74340W103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176376 | 87612G101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176376 | 78410G104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176376 | 29444U700
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176376 | 03027X100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176376 | 053484101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176376 | 92276F100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176376 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000176376 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176376 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176376 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000176376 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176376 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176376 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000176376 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000176376 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176377 | 22822V101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176377 | 464285204
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176377 | 46428Q109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176377 | 74340W103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176377 | 87612G101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176377 | 78410G104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176377 | 29444U700
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176377 | 03027X100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176377 | 053484101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176377 | 92276F100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176377 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000176377 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176377 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176377 | SectorCash, Cash Equivalents and Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000176377 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176377 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176377 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000176377 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000176377 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%